EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,936	$ 1,550	$ 1,781
Service cost	10	9	12
Interest cost	73	69	85
Benefits paid	(15)	(9)	(12)
Change in medical plan provisions
Actuarial loss (gain)	(376)	317	(316)
Benefit obligation end of period	1,628	1,936	1,550
Change in plan assets:
Fair value of plan assets at beginning of period
Employer contribution	15	9	12
Benefits paid	(15)	(9)	(12)
Fair value of plan assets at end of period
Funded status	(1,628)	(1,936)	(1,550)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	20,629	19,672	18,605
Interest cost	749	831	841
Benefits paid	(607)	(548)	(496)
Change in medical plan provisions
Actuarial loss (gain)	(1,792)	674	722
Benefit obligation end of period	18,979	20,629	19,672
Change in plan assets:
Fair value of plan assets at beginning of period	23,235	19,871	18,526
Actual return on plan assets	(133)	3,212	1,141
Employer contribution	175	700	700
Benefits paid	(607)	(548)	(496)
Fair value of plan assets at end of period	22,670	23,235	19,871
Funded status	$ 3,691	$ 2,606	$ 199